Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 138,709	$ 118,986	$ 5,726
Adjustments for:
Depreciation	98,472	87,490	85,493
Impairment loss on vessels	142	32,471	103,977
Loss/(gain) on disposal of vessels	1,033	(171)	630
Financial costs	67,060	47,639	37,297
Financial income	(7,612)	(2,363)	(43)
Gain on derivatives (excluding realized gain on forward foreign exchange contracts held for trading)	(1,447)	(9,646)	(2,496)
Share-based compensation	1,357	760	378
Adjusted profit	297,714	275,166	230,962
Decrease/(increase) in trade and other receivables	(13,590)	361	5,109
Decrease/(increase) in inventories	(18)	97	45
Change in related parties, net	(17,530)	1,459	(3,330)
Decrease/ (increase) in prepayments and other current assets	(2,314)	(1,959)	978
Decrease/ (increase) in other non - current assets	(1,833)	(111)	142
Decrease in other non-current liabilities	(1,111)	(86)	(482)
(Decrease)/increase in trade accounts payable	4,349	(366)	(2,403)
Increase/(decrease) in other payables and accruals	(3,269)	3,183	2,365
Net cash provided by operating activities	262,398	277,744	233,386
Cash flows from investing activities:
Proceeds from sale of vessel and sale and lease-back, net	137,188	101,981	117,569
Payments for tangible fixed assets additions	(15,169)	(2,529)	(19,443)
Payments for right-of-use assets	(5,525)	(16)
Financial income received	7,943	1,974	43
Purchase of short-term cash deposits	(58,000)	(50,000)	(2,500)
Maturity of short-term cash deposits	83,000	25,000	2,500
Net cash provided by investing activities	149,437	76,410	98,169
Cash flows from financing activities:
Borrowings repayments	(217,070)	(168,585)	(205,179)
Principal elements of lease payments	(23,103)	(12,242)	(2,217)
Interest paid	(69,791)	(43,051)	(42,239)
Release of cash collateral for interest rate swaps			280
Payment of loan issuance costs, net	359	(21)
Proceeds from interest rate swaps termination	3,488
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		16	10,205
Repurchases of common and preference units		(49,247)	(18,388)
Payment of offering costs		(20)	(346)
Distributions paid (including common and preference)	(292,259)	(29,101)	(31,877)
Net cash used in financing activities	(598,376)	(302,251)	(289,761)
Effects of exchange rate changes on cash and cash equivalents	306	689
Increase/(decrease) in cash and cash equivalents	(186,235)	52,592	41,794
Cash and cash equivalents, beginning of the year	198,122	145,530	103,736
Cash and cash equivalents, end of the year	$ 11,887	$ 198,122	$ 145,530